Related Party Transactions - Related Party Balances Included in the Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Vessel revenue-related party pools	$ 162,205	$ 78,402	$ 57,064
Voyage expenses- related party	172	319	664
Vessel operating costs-related party	9,379	7,191	2,765
General and Administrative Expenses - related party	6,722	4,854	2,009
Loss / write down on assets held for sale-related party	347	1,000	25,465
Kamsarmax pool
Related Party Transaction [Line Items]
Vessel revenue-related party pools	67,825	31,319	25,151
Ultramax pool
Related Party Transaction [Line Items]
Vessel revenue-related party pools	94,380	46,227	26,338
Capesize pool
Related Party Transaction [Line Items]
Vessel revenue-related party pools	0	0	4,857
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Vessel revenue-related party pools		856	718
Voyage expenses- related party	172	319	664
General and Administrative Expenses - related party	108	43	258
Loss / write down on assets held for sale-related party	(147)	(500)
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Vessel operating costs-related party	9,379	7,191	2,765
Loss / write down on assets held for sale-related party	(200)	(500)	(13,000)
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
General and Administrative Expenses - related party	5,643	3,949	1,265
SUK
Related Party Transaction [Line Items]
General and Administrative Expenses - related party	971	$ 862	486
Vessel Revenue Commissions
Related Party Transaction [Line Items]
Vessel revenue-related party pools	$ 0
Contract Termination | Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Loss / write down on assets held for sale-related party			$ (12,465)